FINANCIAL INSTRUMENTS - Fair value hierarchy - Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Liabilities measured at fair value	¥ (237,244)	¥ (255,310)	¥ (278,321)
At fair value [member] | Derivative financial liabilities - current [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities measured at fair value	¥ 0	(426)
At fair value [member] | Level 2 [member] | Derivative financial liabilities - current [member]
Disclosure of fair value measurement of liabilities [line items]
Liabilities measured at fair value		¥ (426)